(35) FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

(35)  FINANCIAL INSTRUMENTS

The main financial instruments, at fair value and/or the carrying amount is significantly different of the respective fair value, classified in accordance with the Group’s accounting practices, are:

				December 31, 2019
	Note	Category / Measurement	Level (*)	Carrying amount	Fair value

Asset
Cash and cash equivalent	5	(a)	Level 2	1,937,163	1,937,163
Investment assets	6	(a)	Level 1	851,004	851,004
Derivatives	35	(a)	Level 2	645,674	645,674
Derivatives - zero-cost collar	35	(a)	Level 3	5,419	5,419
Concession financial asset - distribution	11	(a)	Level 3	8,779,717	8,779,717
Total				12,218,977	12,218,977

Liability
Borrowings - principal and interest	18	(b)	Level 2 (***)	5,354,243	5,350,030
Borrowings - principal and interest (**)	18	(a)	Level 2	5,009,052	5,009,052
Debentures - Principal and interest	19	(b)	Level 2 (***)	8,054,153	8,056,757
Debentures - Principal and interest (**)	19	(a)	Level 2	492,125	492,125
Derivatives	35	(a)	Level 2	35,557	35,557
				18,945,130	18,943,521
(*) Refers to the hierarchy for fair value measurement
(**) As a result of the initial designation of this financial liability, the consolidated balances reported a loss of R$ 127,102 in 2019 (a gain of R$ 37,421 in 2018).
(***) Only for disclosure purposes, in accordance with IFRS 7

Key
Category:
(a) - Measured at fair value through profit or loss
(b) - Measured at amortized cost

The classification of financial instruments in “amortized cost” or “fair value through profit or loss” is based on business model and in the characteristics of expected cash flow for each instrument.

The financial instruments for which the carrying amounts approximate the fair values at the end of the reporting period are:

·	Financial assets: (i) consumers, concessionaires and licensees, (ii) leases, (iii) associates, subsidiaries and parent company, (iv) receivables – CDE, (v) pledges, funds and restricted deposits, (vi) services rendered to third parties, (vii) Collection agreements, and (viii) sector financial asset.
·	Financial liabilities: (i) trade payables, (ii) regulatory charges, (iii) use of public asset, (iv) consumers and concessionaires payable, (v) FNDCT/EPE/PROCEL, (vi) collection agreement, (vii) reversal fund, (viii) payables for business combination, (ix) tariff discount CDE, and (x) sector financial liability.

In addition, in 2019 there were no transfers between hierarchical levels of fair value.

a) Valuation of financial instruments

As mentioned in note 4, the fair value of a security corresponds to its maturity value (redemption value) adjusted to present value by the discount factor (relating to the maturity date of the security) obtained from the market interest curve, in Brazilian reais.

The three levels of the fair value hierarchy are:

· Level 1: quoted prices in an active market for identical instruments;

· Level 2: observable inputs other than quoted prices in an active market that are observable for the asset or liability, directly (i.e. as prices) or indirectly (i.e. derived from prices);

· Level 3: inputs for the instruments that are not based on observable market data.

Pricing of forward and futures contracts is on the basis of future curves of the underlying assets. Said curves are usually provided by the stock exchanges on which these assets are traded, or other market price providers. When price is not available for the intended maturity, it is obtained on the basis of interpolation between available maturities.

As the distribution subsidiaries have classified their concession financial asset as fair value through profit or loss, the relevant factors for fair value measurement are not publicly observable. The fair value hierarchy classification is therefore level 3. The changes between years and the respective gains in profit for the year of R$281,340 (R$345,015 in 2018 and R$ 204,443 in 2017), and the main assumptions are described in note 11 and 27.

Additionally, the main assumptions used in the fair value measurement of the zero-cost collar derivative, the fair value hierarchy of which is Level 3, are disclosed in note 35 b.1.

The Company recognizes in “investments” in the financial statements the 5.94% interest held by the indirect subsidiary Paulista Lajeado Energia S.A. in the total capital of Investco S.A. (“Investco”), in the form of 28,154,140 common shares and 18,593,070 preferred shares not quoted in stock  markets. The main objective of its operations is to generate electric energy for commercialization by the shareholders holding the concession. The Company recognizes the investment at fair value, for which cost is the best estimate of it, since there are no available reliable information at fair value, according to IFRS 9.

b) Derivatives

The Group has the policy of using derivatives to reduce their risks of fluctuations in exchange and interest rates (economic hedge), without any speculative purposes. The Group has exchange rate derivatives compatible with the exchange rate risks net exposure, including all the assets and liabilities tied to exchange rate changes.

The derivative instruments entered into by the Group are currency or interest rate swaps with no leverage component, margin call requirements or daily or periodical adjustments. Furthermore, in 2015 subsidiary CPFL Geração contracted a zero-cost collar (see item b.1 below) and, in 2019, a forward purchase derivative of aluminum without physical delivery.

As a large part of the derivatives entered into by the subsidiaries have their terms fully aligned with the hedged debts, and in order to obtain more relevant and consistent accounting information through the recognition of income and expenses, these debts were designated at fair value, for accounting purposes (note 18 and 19). Other debts with terms different from the derivatives contracted as a hedge continue to be recognized at amortized cost. Furthermore, the Group did not adopt hedge accounting for derivative instruments.

In 2019, the subsidiary CPFL Geração, aiming at hedging input purchases for the construction of new transmission projects, carried out transactions with derivatives, through forward purchases of aluminum for future settlement, in order to reduce the risk of price fluctuation for the aluminum (pure) purchase period.

At December 31, 2019, the Group had the following swap transactions, all traded on the over-the-counter market:

	Fair values (carrying amounts)
Strategy	Assets	Liabilities	Fair value, net	Values at cost, net (1)	Gain (loss) on Fair value adjustment	Currency / debt index	Currency /swap index	Maturity range	Notional

Derivatives to hedge debts designated at fair value
Exchange rate hedge
Bank Loans - Law 4.131	542,278	(29,231)	513,047	487,030	26,017	US$ + (Libor 3 months + 0.8% to 1.55%) or (1.96% to 3.65%)	99.80% to 116% of CDI or CDI + 0.12%	October 2018 to March 2022	3,838,488
Bank Loans - Law 4.131	13,391	(6,157)	7,234	9,074	(1,840)	Euro + 0.42% to 0.96%	102% to 105.8% of CDI	April 2019 to March 2022	834,630

	555,670	(35,388)	520,282	496,104	24,178

Hedge variation price index
Debêntures	90,004	-	90,004	19,486	70,517	IPCA + 5.8%	100.15% to 104.3% of CDI	August 2025	416,600

Subtotal debt hedge	645,673	(35,388)	610,285	515,591	94,695

Other (2):						Index / currency	Maturity range	Notional in US$
Zero cost collar	5,419	-	5,419	-	5,419	US$	from jul/18 to sep/20	22,174
Term of product (aluminum)	-	(16)	(16)	-	(16)	aluminum (US$/ton)	Jul-20	3,889
NDF - aluminum	-	(153)	(153)	52	(205)	US$	Jul-20	6,296
Subtotal other	5,419	(169)	5,250	52	5,198

Total	651,093	(35,557)	615,536	515,643	99,893

Current	281,326	(29,400)
Noncurrent	369,767	(6,157)

(1)The value at cost are the derivative amount without the respective fair value adjustment, while the notional refers to the balance of the debt and is reduced according to the respective amortization;

(2) Due to the characteristics of these derivatives, the notional amount is presented in U.S. dollar.

For further details on terms and information on debts and debentures, see notes 18 and 19.

Changes in derivatives are stated below:

	December 31, 2018	Interests and monetary restatements	Repayments of principal	December 31, 2019
Derivatives
to hedge debts designated at fair value	631,368	75,241	(191,018)	515,591
to hedge debts not designated at fair value	21,548	(857)	(20,691)	-
Others	-	7,600	(7,548)	52
Mark-to-market (*)	(27,722)	127,615	-	99,893
	625,194	209,599	(219,257)	615,536

	December 31, 2017	Interests and monetary restatements	Repayments of principal	December 31, 2018
Derivatives
to hedge debts designated at fair value	526,148	662,147	(556,927)	631,368
to hedge debts not designated at fair value	17,881	(21,817)	25,484	21,548
Others	-	11,984	(11,984)	-
Mark-to-market (*)	9,095	(36,817)	-	(27,722)
	553,124	615,497	(543,427)	625,194

	December 31, 2016	Interests and monetary restatements	Repayments of principal	December 31, 2017
Derivatives
to hedge debts designated at fair value	602,476	(189,466)	113,138	526,148
to hedge debts not designated at fair value	7,181	(1,175)	11,875	17,881
Others (zero cost collar)	-	22,372	(22,372)	-
Mark-to-market (*)	76,679	(67,584)	-	9,095
	686,336	(235,853)	102,641	553,124

(*) The effects on profit or loss and OCI for the year ended December 31, 2019 related to the fair value adjustments (MTM) of the derivatives are: (i) a gain of R$ 139,361 for debts designated at fair value, (ii) a loss of R$ 577 for debts not designated at fair value and (iii) a loss of R$ 11,169 for other derivatives.

As mentioned above, certain subsidiaries applied the fair value option to borrowings and debentures for which there were derivative instruments totally related (note 18 and 19).

The Group have recognized gains and losses on their derivatives. However, as these derivatives are used as a hedge, these gains and losses minimized the impact of variations in exchange and interest rates on the hedged debts. For the years 2019, 2018 and 2017, the derivatives resulted in the following impacts on the result, recognized in the line item of finance costs on adjustment for inflation and exchange rate changes and in the consolidated comprehensive income in the credit risk in the fair value adjustment, the last one related to debts at fair value:

	Gain (Loss) on Profit or Loss			Gain (Loss) on Comprehensive Income
Hedged risk / transaction	2019	2018	2017	2019	2018
Interest rate variation	16,559	(19,747)	1,446	-	-
Fair value adjustment	46,243	13,135	8,960	2,685	272
Exchange variation	65,424	672,061	(169,714)	-	-
Fair value adjustment	78,829	(47,904)	(76,544)	(148)	(2,025)
	207,055	617,545	(235,852)	2,537	(1,753)

b.1) Zero-cost collar derivative contracted by CPFL Geração

In 2015, subsidiary CPFL Geração contracted US$ denominated put and call options, involving the same financial institution as counterpart, and which on a combined basis are characterized as an operation usually known as zero-cost collar. The contracting of this operation does not involve any kind of speculation, inasmuch as it is aimed at minimizing any negative impacts on future revenues of the joint venture ENERCAN, which has electric energy sale agreements with annual restatement of part of the tariff based on the variation in the US$. In addition, according to Management’s view, the scenario in 2015 was favorable for contracting this type of financial instrument, considering the high volatility implicit in dollar options and the fact that there is no initial cost for same.

The total amount contracted was US$ 111,817, with due dates between October 1, 2015 and September 30, 2020. As at December 31, 2018, the total amount contracted was US$ 22,174, considering the options already settled up to date. The exercise prices of the dollar options vary from R$ 4.20 to R$ 4.40 for the put options and from R$ 5.40 to R$ 7.50 for the call options.

These options have been measured at fair value in a recurring manner, as required by IFRS 9. The fair value of the options that are part of this operation has been calculated based on the following premises:

Valuation technique(s) and key information	We used the Black Scholes Option Pricing Model, which aims to obtain the theoretical value of the options involving the following variables: the current price of the asset, the strike price of the option, the risk-free interest rate, the time left until the option’s maturity date and the volatility of the asset.
Significant unobservable inputs	Volatility determined based on the average market pricing calculations, future dollar and other variables applicable to this specific transaction, with average variation of 13.22%.
Relationship between unobservable inputs and fair value (sensitivity)	A slight rise in long-term volatility, analyzed on an isolated basis, would result in an insignificant increase in fair value. If the volatility were 10% higher and all the other variables remained constant, the net carrying amount (asset) would increase by R$ 203, resulting in a net asset of R$ 5,623.

 The following table reconciles the opening and closing balances of the call and put options for the year ended December 31, 2019, as required by IFRS 13:

	Assets	Liabilities	Net

As of December 31, 2016	57,715	-	57,715
Measurement at fair value	16,715	-	16,715
Net cash received from settlement of flows	(22,372)	-	(22,372)
As of December 31, 2017	52,058	-	52,058
Measurement at fair value	(23,707)	-	(23,707)
Net cash received from settlement of flows	(11,984)	-	(11,984)
As of December 31, 2017	16,367	-	16,367
Measurement at fair value	(3,400)	-	(3,400)
Net cash received from settlement of flows	(7,548)	-	(7,548)
As of December 31, 2018	5,419	-	5,419

The fair value measurement of these financial instruments was recognized in the statement of profit or loss for the year, and no effects were recognized in other comprehensive income.

c) Concession financial assets

As the distribution subsidiaries have classified the respective financial assets of the concession as measured at fair value through profit or loss, the relevant factors to measure the fair value are not publicly observable and there is no active market. Therefore, the classification of the fair value hierarchy is level 3.

d)    Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates and interest rates – will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Group uses derivatives to manage market risks.

Sensitivity Analysis

The Group performed sensitivity analyses of the main risks to which their financial instruments (including derivatives) are exposed, mainly comprising variations in exchange and interest rates.

If the risk exposure is considered an asset, the risk to be taken into account is a reduction in the pegged indexes, resulting in a negative impact on the results of the Group. Similarly, if the risk exposure is considered a liability, the risk is of an increase in the pegged indexes and the consequent negative effect on the results. The Group therefore quantify the risks in terms of the net exposure of the variables (dollar, euro, CDI, IGP-M, IPCA, TJLP and SELIC), as shown below:

d.1) Exchange rate variation

Considering the level of net exchange rate exposure at December 31, 2019 is maintained, the simulation of the effects by type of financial instrument for three different scenarios would be:

				Income (expense) - R$ thousand
Instruments	Exposure R$ thousand (a)		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%	Currency appreciation / depreciation of 50%
Financial liability instruments	(4,174,769)			(87,520)	978,052	2,043,624
Derivatives - Plain Vanilla Swap	4,221,801			88,506	(989,071)	(2,066,647)
	47,032		drop in the dollar	986	(11,019)	(23,023)

Financial liability instruments	(835,977)			(34,709)	182,963	400,634
Derivatives - Plain Vanilla Swap	847,774			35,198	(185,545)	(406,288)
	11,797		drop in the euro	489	(2,582)	(5,654)

Total	58,829			1,475	(13,601)	(28,677)

Effects in the accumulated comprehensive income				1,271	(11,312)	(23,896)
Effects in the profit or loss for the year				204	(2,289)	(4,781)

				Income (expense) - R$ thousand
Instruments	Exposure US$ thousand		Risk	Currency depreciation (b)	Currency appreciation / depreciation of 25%(c)	Currency appreciation / depreciation of 50%(c)
Derivatives - Zero-cost collar	22,174	(d)	dollar apprec.	(682)	(8,989)	(17,296)
Term of product (aluminum)	3,889	(d)	drop in the aluminum (US$/ton)	-	(2,891)	(3,852)
NDF - aluminum	6,296	(d)	drop in the dollar	-	(6,255)	(12,511)

(a) The exchange rates considered as of December 31, 2019 were R$ 4.03 per US$ 1.00 and R$ 4.53 per € 1.00.

(b) As per the exchange curves obtained from information made available by B3 S.A. Brasil, Bolsa, Balcão, with the exchange rate being considered at R$ 4.12 and R$ 4.72, and exchange depreciation at 2.10% and 4.15%, for the US$ and €, respectively, as of December 31, 2019.

(c) As required by CVM Instruction 475/2008, the percentage increases in the ratios applied refer to the information made available by the B3 S.A. Brasil, Bolsa, Balcão.

(d) Owing to the characteristics of these derivatives, the notional amount is presented in US$.

Except for the zero cost collar, based on the net exchange exposure in US$ and euro being an asset, the risk is a drop in the dollar and euro and, therefore, the local exchange rate is appreciated by 25% and 50% in relation to the probable exchange rate.

d.2) Interest rate variation

Assuming that the scenario of net exposure of the financial instruments indexed to variable interest rates at December 31, 2019 is maintained, the net finance cost for the next 12 months for each of the three scenarios defined, would be:

					Income (expense) - R$ thousand
Instruments	Exposure R$ thousand	Risk	Rate in the period	Most likely scenario (a)	Likely scenario	Raise/drop of index by 25% (b)	Raise/drop of index by 50% (b)
Financial asset instruments	2,919,915				132,564	165,705	198,846
Financial liability instruments	(6,516,480)				(295,848)	(369,810)	(443,772)
Derivatives - Plain Vanilla Swap	(4,976,115)				(225,916)	(282,395)	(338,873)
	(8,572,680)	raise of CDI	5.97%	4.54%	(389,200)	(486,500)	(583,799)

Financial liability instruments	(145,558)				(4,469)	(5,586)	(6,703)
	(145,558)	raise of IGP-M	7.3%	3.07%	(4,469)	(5,586)	(6,703)

Financial liability instruments	(3,183,323)				(162,031)	(202,539)	(243,047)
	(3,183,323)	raise of TJLP	6.3%	5.09%	(162,031)	(202,539)	(243,047)

Financial liability instruments	(3,422,062)				(156,388)	(117,291)	(78,194)
Derivatives - Plain Vanilla Swap	516,826				23,619	17,714	11,809
Concession financial asset	8,779,717				401,233	300,925	200,617
	5,874,481	drop in the IPCA	4.2%	4.57%	268,464	201,348	134,232

Sector financial asset and liability	993,775				45,316	33,987	22,658
Financial liability instruments	(83,073)				(3,788)	(2,841)	(1,894)
	910,702	drop in the SELIC	5.97%	4.56%	41,528	31,146	20,764

Total	(5,116,378)				(245,708)	(462,131)	(678,553)

Effects in the accumulated comprehensive income					1,289	1,047	804
Effects in the profit or loss for the year					(246,997)	(463,178)	(679,357)

(a) The indexes were obtained from information available in the market.

(b) In compliance with CVM Instruction 475/08, the percentages of increase were applied to the indexes in the probable scenario.

Additionally, the debts exposed to fixed indexes would generate an expense of R$ 52,075.

e)     Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from Consumers, Concessionaires and Licensees and financial instruments. Monthly, the risk is monitored and classified according to the current exposure, considering the limit approved by Management.

Impairment losses on financial assets recognized in profit or loss are presented in note 7 – Consumers, Concessionaires and Licensees.

Receivables and contract assets – Consumers, Concessionaries and Licensees

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, Management also considers the factors that may influence the credit risk of its customer base.

The Group uses a provision matrix to measure the expected credit losses of trade receivables according to the consumer class (Residential, Commercial, Rural, Public Power, Public Lighting, Public Services), Other Revenues and Unbilled Revenue, comprising mostly a large number of dispersed balances.

Loss rates are based on actual credit loss experience over the past. These rates reflect differences between economic conditions during the period over which the historical data have been collected, current conditions and the Group’s view of future economic conditions over the expected lives of the receivables. Accordingly, an “adjusted” revenue was calculated, reflecting the Group perception on expected loss. Such “adjusted” revenue was allocated by consumption class (matrix).

According to the interval currently used in the allowance guided by the regulatory parameters as follows:

Class	Days	Period
Residential	90	Revenue of 3 months prior to the current month
Commercial and other revenues	180	Revenue of 6 months prior to the current month
Industrial, rural, public power in general	360	Revenue of 12 months prior to the current month
Unbilled	-	Uses revenue of the same month

Therefore, based on the assumptions above, an “Adjusted” ratio of the expected credit losses (“ECL”) allowance for the month is calculated, which was determined dividing the “Actual ECL” allowance by the “Adjusted Revenue” for each month. Then, the ECL allowance is estimated monthly, considering the respective moving average for the months of the "Adjusted” monthly ratios and calculated over the actual revenue for the current month.

Based on this criterion, the ECL allowance percentage to be applied is changed monthly to the extent that the moving average is calculated.

The methodology used by Management includes a percentage that is compliant with the IFRS rule described as expected credit losses, including in a single percentage the probability of loss, weighted by the expected loss and possible outcomes, that is, including Probability of default (“PD”), Exposure at default (“EAD”) and Loss Given Default (“LGD”).

Macroeconomic factors

After studies developed by the Company to assess which variables present a correlation ratio with the actual amount of Expected Credit Losses Allowance, no ratios or macroeconomic factors that would have material impacts or that had direct correlation with the default level were identified, due to the electric sector characteristic of having instruments that mitigate the risk of losses, such as cutting energy supply to default customers.

Cash and cash equivalents

The Group limits its exposure to credit risk by investing only in liquid debt securities and only with counterparties that have a credit rating of at least AA-.

The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties. Management did not identify for the years 2018 and 2019 that the securities had a significantly change in credit risk.

f)      Liquidity analysis

The Company manages liquidity risk by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of its financial liabilities. The table below sets out details of the contractual maturities of the financial liabilities at December 31, 2019, taking into account principal and future interest, and is based on the undiscounted cash flow, considering the earliest date on which the Group have to settle their respective obligations.

December 31, 2019	Note	Less than 1 month	1-3 months	3 months to 1 year	1-3 years	4-5 years	More than 5 years	Total
Trade payables	17	3,238,843	21,258	78	211,697	-	148,247	3,620,123
Borrowings - principal and interest	18	222,237	580,245	2,842,610	4,941,612	1,890,206	2,845,013	13,321,923
Derivatives	35	-	9,332	45,060	9,572	-	-	63,964
Debentures - principal and interest	19	10,811	101,704	770,047	3,691,282	4,053,800	1,592,045	10,219,689
Regulatory charges	21	231,130	1,122	-	-	-	-	232,252
Use of public asset		981	1,962	8,828	17,096	28,494	45,591	102,952
Others	24	103,808	110,173	45,357	3,423	3,423	189,707	455,891
Consumers and concessionaires		57,182	57,429	-	-	-	183,938	298,549
EPE / FNDCT / PROCEL (*)		44	5,158	44,073	-	-	-	49,275
Collections agreement		46,439	47,301	-	-	-	-	93,740
Reversal fund		143	285	1,284	3,423	3,423	5,769	14,327
Total		3,807,810	825,796	3,711,980	8,874,682	5,975,923	4,820,603	28,016,794

Derivatives

The Group adopts a policy of using derivatives with the purpose of hedge (economic hedge) against the risks of fluctuations in exchange rates and interest rates, mostly comprising currency and interest rate swaps. The derivative transactions are entered into with first-tier banks and financial institutions with a rating of at least AA-, based on the main credit rating agencies in the market (note 35).

The Group adopts the policy of offering financial guarantees for the obligations of its subsidiaries and joint ventures. At December 31, 2019 and December 31, 2018, the Company had provided guarantees to certain financial institutions for the credit facilities granted to its subsidiaries and joint ventures, as mentioned in notes 18 and 19.